SHAREHOLDERS' EQUITY - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 13, 2025	Feb. 12, 2025	Sep. 12, 2023	Dec. 31, 2025
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued		28,776,978	26,352,878
Per share price		$ 1.39	$ 2.5
Proceeds from issuance of common stock, net of issuance cost		$ 37,289	$ 61,400
Number of warrants issued to purchase ordinary shares		23,021,582
Payments of stock issuance costs		$ 2,711	$ 4,482
Warrants exercisable, price per share		$ 1.69		$ 11.5
Warrants expiration term		5 years
Maximum aggregate offering amount	$ 75,000
Sales Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued				9,252,639
Proceeds from issuance of common stock, net of issuance cost				$ 13,272
Payments of stock issuance costs				$ 1,023